Investments Accounted for Using Equity Method - Additional Information (Detail) - TWD ($) shares in Millions, $ in Millions		1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 20, 2015	Jun. 30, 2015	Apr. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Gain (loss) on disposal of investments accounted for using equity method, net							$ (260.0)	$ 2,492.1
VisEra Holding Company [member] | OmniVision Technologies Inc [member]
Disclosure of associates [line items]
Percentage of ownership interest acquired	49.10%
Xintec Inc. [member]
Disclosure of associates [line items]
Number of common shares sold			2.2
Gain (loss) on disposal of investments accounted for using equity method, net			$ 43.6
Percentage of ownership	41.40%			35.40%
Motech industries, Inc. [member]
Disclosure of associates [line items]
Number of common shares sold					29.2
Gain (loss) on disposal of investments accounted for using equity method, net					$ 202.4		$ (260.0)
Percentage of ownership		18.00%			12.00%
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Number of common shares sold						82.0
Gain (loss) on disposal of investments accounted for using equity method, net						$ 2,273.2
Percentage of ownership						28.30%	28.00%